Fair Values of Financial Instruments and Interest Rate Risk (Tables)	12 Months Ended
Dec. 31, 2016
Fair Value Disclosures [Abstract]
Comparison of Carrying Amounts and Estimated Fair Value of Financial Instruments

The following table reflects a comparison of carrying amounts and the estimated fair value of the financial instruments as of December 31, 2016 and December 31, 2015:

	Carrying	Estimated
December 31, 2016	Value	Fair Value	Level 1	Level 2	Level 3
	(dollars in thousands)
FINANCIAL ASSETS
Cash and cash equivalents	$45,968	$45,995	$43,478	$2,517	$—
Securities available for sale	105,899	105,899	4,014	101,885	—
Securities held to maturity	11,990	11,934	—	11,934	—
Loans held for investment, net	339,122	337,348	—	—	337,348
Loans held for sale	5,823	5,685	—	5,685	—
Restricted stock	1,052	1,052	1,052	—	—
Accrued interest receivable	1,629	1,629	—	—	1,629
FINANCIAL LIABILITIES
Deposits	$485,719	$447,784	$—	$447,784	$—
Short-term borrowings	2,674	2,674	—	2,674	—
Long-term borrowings	—	—	—	—	—
Junior subordinated debt	9,534	9,673	—	—	9,673
Accrued interest payable	151	151	—	—	151

	Carrying	Estimated
December 31, 2015	Value	Fair Value	Level 1	Level 2	Level 3
	(dollars in thousands)
FINANCIAL ASSETS
Cash and cash equivalents	$68,933	$68,973	$65,198	$3,775	$—
Securities available for sale	89,258	89,258	4,012	85,246	—
Securities held to maturity	11,242	11,242	—	11,242	—
Loans held for investment, net	317,248	313,649	—	—	313,649
Loans held for sale	5,922	5,922	—	5,922	—
Restricted stock	1,040	1,040	1,040	—	—
Accrued interest receivable	1,564	1,564	—	—	1,564
FINANCIAL LIABILITIES
Deposits	$467,733	$442,619	$—	$442,619	$—
Short-term borrowings	5,758	5,758	—	5,758	—
Long-term borrowings	13	13	—	13
Junior subordinated debt	9,534	9,688	—	—	9,688
Accrued interest payable	168	168	—	—	168

Fair Value Information for Assets and Liabilities Measured at Fair Value on a Recurring Basis

The following table provides fair value information for assets and liabilities measured at fair value on a recurring basis as of December 31, 2016 and 2015:

	December 31, 2016
	(dollars in thousands)
	Total	Level 1	Level 2	Level 3
Securities available for sale:
US Treasury	$4,014	$4,014	$—	$—
US Gov’t	57,671	—	57,671	—
Mortgage-backed securities and CMO’s	25,648	—	25,648	—
State and political subdivisions	13,536	—	13,536	—
Corporate bonds	5,030	—	5,030	—
Total assets at fair value	$105,899	$4,014	$101,885	$—
Total liabilities at fair value	$—	$—	$—	$—

	December 31, 2015
	(dollars in thousands)
	Total	Level 1	Level 2	Level 3
Securities available for sale:
US Treasury	$4,012	$4,012	$—	$—
US Gov’t	36,070	—	36,070	—
Mortgage-backed securities and CMO’s	29,773	—	29,773	—
State and political subdivisions	14,039	—	14,039	—
Corporate bonds	5,364	—	5,364	—
Total assets at fair value	$89,258	$4,012	$85,246	$—
Total liabilities at fair value	$—	$—	$—	$—

Assets Measured at Fair Value on Nonrecurring Basis

Assets measured at fair value on a nonrecurring basis are included in the table below as of December 31, 2016 and December 31, 2015:

	December 31, 2016
	(dollars in thousands)
	Total	Level 1	Level 2	Level 3
Impaired loans	$2,217	$—	$—	$2,217
Other real estate owned	3,130	—	—	3,130
Total assets at fair value	$5,347	$—	$—	$5,347
Total liabilities at fair value	$—	$—	$—	$—

	December 31, 2015
	(dollars in thousands)
	Total	Level 1	Level 2	Level 3
Impaired loans	$3,108	$—	$—	$3,108
Other real estate owned	2,909	—	—	2,909
Total assets at fair value	$6,017	$—	$—	$6,017
Total liabilities at fair value	$—	$—	$—	$—

Quantitative Information about Level 3 Fair Value Measurements

Quantitative Information about Level 3 Fair Value Measurements

General
December 31, 2016	Valuation Technique	Unobservable Input	Range
Nonrecurring measurements:
Impaired loans	Discounted appraisals	Collateral discounts and Estimated costs to sell	0 – 25%
	Discounted cash flows	Discount rates	4%-8.75%
OREO	Discounted appraisals	Collateral discounts and Estimated costs to sell	0 – 10%

General
December 31, 2015	Valuation Technique	Unobservable Input	Range
Nonrecurring measurements:
Impaired loans	Discounted appraisals	Collateral discounts and Estimated costs to sell	0 – 25%
	Discounted cash flows	Discount rates	4%-8.75%
OREO	Discounted appraisals	Collateral discounts and Estimated costs to sell	0 – 10%